Government assistance (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Government Assistance [Abstract]
Research tax credits	$ 2,246,680	$ 1,718,248
Deferred research tax credits	$ 1,217,490	$ 1,029,190